Discontinued Operations/Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2017
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Discontinued Operations/Non-current Assets Held for Sale

NOTE 14—DISCONTINUED OPERATIONS/NON-CURRENT ASSETS HELD FOR SALE

On March 8, 2016, the TIM Group completed the sale of the remaining interest in Sofora -Telecom Argentina following approval by the Enacom, the Argentinian communications regulatory authority.

The total amount from the transaction was over 960 million USD, including:

•	550.6 million USD received on March 8, 2016 for the investment in Sofora-Telecom Argentina. The impact on the statement of cash flows (item “Proceeds from sale that result in a loss of control of subsidiaries or other businesses, net of cash disposed of”) was 492 million euros;

•	50 million USD, also received on March 8, 2016, from other shareholders of Sofora-Telecom Argentina, with respect to ancillary agreements to the transaction;

•	329.5 million USD received previously in connection with sales of investments and other associated assets to Fintech, completed between December 2013 and October 2014; and

•	30 million USD generated by making technical support services available to Telecom Argentina group companies.

— • —

Below is a summary of the income statement impacts from the Sofora—Telecom Argentina group and its sale. The figures for 2016 have been translated at the average exchange rate for the period January 1 – March 8 (15.7981 pesos per euro), whereas the figures for 2015 have been translated at the annual average exchange rate (10.2689 pesos per euro).

		Year ended December 31,	1.1-3.8 2016	Year ended December 31,
		2017		2015
		(millions of euros)
Income statement effects from Discontinued operations/Non-current assets held for sale:
Revenues		—	504	3,943
Other income			1	4
Operating expenses			(372)	(2,892)
Gains (losses) on disposals of non-current assets				2
Goodwill and other non-current assets net impairment losses				(22)

Operating profit (loss)		—	133	1,035
Finance income (expenses)			(42)	(94)

Profit (loss) before tax from Discontinued operations/Non-current assets held for sale		—	91	941
Income tax expense			(32)	(320)

Profit (loss) after tax from Discontinued operations/Non-current assets held for sale	(A)	—	59	621
Other minor income statement effects:
Other income/(expenses) connected to sales in previous years
Other minor entries				(10)

	(B)	—	—	(10)

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C=A+B)	—	59	611

Income statement effects on the selling entities:
Net gains on disposal			307
Transfer to the separate consolidated dated income statement of the Reserve for exchange differences on translating foreign operations			(304)
Income tax expense relating to the disposal			(15)

	(D)	—	(12)	—

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C+D)	—	47	611

Attributable to:
Owners of the Parent		—	(3)	89
Non-controlling interests		—	50	522

The earnings per share from Discontinued operations/Non-current assets held for sale, for 2016, 2015 and 2014 are shown in the table below:

	Year ended December 31,	1.1-3.8 2016.	Year ended December 31,
	2017		2015
	(Euros)
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-current assets held for sale (*)
Ordinary Share	—	—	0.03
Savings Share	—	—	0.03

(*)	Basic EPS is equal to Diluted EPS.

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Within the consolidated statements of cash flows the net impacts, expressed in terms of contribution to the consolidation, of the “Discontinued operations/Non-current assets held for sale” are broken down as follows:

	2017	2016	2015
	(millions of euros)
Discontinued operations/Non-current assets held for sale:
Cash flows from (used in) operating activities		130	810
Cash flows from (used in) investing activities		(117)	(1,058)
Cash flows from (used in) financing activities		(58)	229

Total	—	(45)	(19)